Material Accounting Policies (Details) - Schedule of Property Plant and Equipment, Useful Life Span of the Assets (Parentheticals) - Top of range [member]	12 Months Ended
Dec. 31, 2023
Schedule of Property Plant and Equipment, Useful Life Span of the Assets [Abstract]
Computer mainly	33.00%
Leasehold Improvements mainly	25.00%